BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash	$ 75,705						$ 75,705		$ 735,814	$ 106,809
Net income incurred	(4,259,599)	$ (2,787,062)	$ (308,081)	$ (315,746)	$ (187,037)	$ (222,696)	(7,354,742)	$ (725,479)	4,103,067	$ (501,295)
Working capital deficit	10,406,476						10,406,476		5,856,791
Federal deposit insurance corporation coverage limit	$ 250,000			250,000			$ 250,000	250,000	$ 250,000
Preferred stock, shares authorized	8,500,000						8,500,000		8,500,000	8,500,000
Net income incurred	$ 4,259,599	2,787,062	308,081	315,746	187,037	222,696	$ 7,354,742	$ 725,479	$ (4,103,067)	$ 501,295
Undesignated [Member]
Preferred stock, shares authorized									1,000,000
Common Stock [Member]
Net income incurred
Warrants to purchase aggregate of common stock										0
Net income incurred
Two Convertible Notes and Series C Preferred Stock [Member]
Warrants to purchase aggregate of common stock							41,003,800		26,534,773
Common Class A [Member]
Warrants to purchase aggregate of common stock							20,700,000		20,700,000
Diluted (loss) income per share							2,950,000		2,950,000
Series C Redeemable Preferred Stock [Member]
Preferred stock, shares authorized	7,500,000						7,500,000		7,500,000